Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	MHP Commercial Mortgage Trust 2022-MHIL (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2022-MHIL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 30 December 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 December 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by first priority mortgages, deeds of trust or deeds to secure debt on the borrowers’ fee simple or leasehold interests in 83 primarily self-storage properties located in 22 states (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 January 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9
3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mezzanine Loan Cut-off Date Balance,
c.	Mortgage Loan Balloon Balance and
d.	Mezzanine Loan Balloon Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Cut-off Date Balance and
ii.	Total Loan Balloon Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the “Mezzanine Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mezzanine Loan Cut-off Date Balance” of the Mezzanine Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Term to Maturity (Months),
b.	Original IO Term (Months) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Margin,
c.	Term SOFR Floor,
d.	Term SOFR Rounding Methodology and
e.	Term SOFR Cap,

as shown on the Final Data File, and a Term SOFR assumption of 0.05000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate,
iii.	Mortgage Loan Interest Rate at Term SOFR Cap and
iv.	Mezzanine Loan Interest Rate at Term SOFR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment and
iii.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

13.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment,
ii.	Mezzanine Loan Annual Debt Service Payment and
iii.	Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 9

13. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Mortgage Loan Monthly Debt Service Payment,
b.	Mortgage Loan Annual Debt Service Payment,
c.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap,
d.	Mezzanine Loan Monthly Debt Service Payment,
e.	Mezzanine Loan Annual Debt Service Payment and
f.	Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Monthly Debt Service Payment,
ii.	Total Loan Annual Debt Service Payment and
iii.	Total Loan Annual Debt Service Payment at LIBOR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

15.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Balloon Balance,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap,
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	UW Net Operating Income,
h.	UW Net Cash Flow,
i.	Total Unit Mix (Available SF) and
j.	Total Unit Mix (Available Units),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date LTV,
ii.	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values),
iii.	Mortgage Loan Balloon LTV,
iv.	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values),
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan UW NOI DSCR,
viii.	Mortgage Loan UW NCF DSCR,
ix.	Mortgage Loan UW NOI DSCR at Term SOFR Cap,
x.	Mortgage Loan UW NCF DSCR at Term SOFR Cap,
xi.	Mortgage Loan Cut-off Date Balance per SF,
xii.	Mortgage Loan Cut-off Date Balance per Unit,
xiii.	Individual As-Is Appraised Value per SF and
xiv.	Portfolio Appraised Value per SF

of the Mortgage Loan and, with respect to xi. through xiii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through xi and xiii through xiv. above to two decimal places.

Attachment A Page 8 of 9

16.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Balloon Balance,
c.	Total Loan Annual Debt Service Payment,
d.	Total Loan Annual Debt Service Payment at LIBOR Cap,
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	UW Net Operating Income,
h.	UW Net Cash Flow,
i.	Total Unit Mix (Available SF) and
j.	Total Unit Mix (Available Units),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan Cut-off Date LTV,
ii.	Total Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values),
iii.	Total Loan Balloon LTV,
iv.	Total Loan Balloon LTV (Sum of Individual As-Is Appraised Values),
v.	Total Loan UW NOI Debt Yield,
vi.	Total Loan UW NCF Debt Yield,
vii.	Total Loan UW NCF DSCR,
viii.	Total Loan UW NOI DSCR at Term SOFR Cap,
ix.	Total Loan UW NCF DSCR at Term SOFR Cap,
x.	Total Loan Cut-off Date Balance per SF and
xi.	Total Loan Cut-off Date Balance per Unit,

of the Total Debt associated with the Mortgage Loan and, with respect to x. and xi. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through x above to two decimal places.

Attachment A Page 9 of 9

17.	Using the:
a.	Regular Unit Mix (Available SF),
b.	Climate Controlled Unit Mix (Available SF),
c.	2019 EGI,
d.	2020 EGI,
e.	October 2021TTM EGI,
f.	2022 Budget EGI and
g.	UW EGI,

as shown on the Final Data File, we recalculated the:

i.	2019 RevPAF,
ii.	2020 RevPAF,
iii.	October 2021 TTM RevPAF,
iv.	2022 Budget RevPAF and
v.	UW RevPAF

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through v. above to two decimal places.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents:

Source Document Title	Source Document Date

Mortgage Loan Agreement	29 December 2021

Mortgage Loan Promissory Note	29 December 2021

Mezzanine Loan Agreement	29 December 2021

Mezzanine Loan Promissory Note	29 December 2021

Allocated Mortgage Loan Amount Schedule	Not Dated

Cash Management Agreement	29 December 2021

Guaranty Agreement	29 December 2021

Environmental Indemnity Agreement	29 December 2021

Cap Rate Transaction Summary	29 December 2021

Closing Statement	29 December 2021

Bloomberg Screenshot for Term SOFR Cap Provider Rating	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents:

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	18 December 2021

Pro Forma Title Policies	Not Dated

Assignment of Management Agreement	December 2021

Management Agreement	Various

Underwriter’s Summary Report	Not Dated

Self Storage Almanac	22 June 2021

GreenStreet Self Storage Outlook Reports	Various

PCA Matrix	28 December 2021

ESA Matrix	30 December 2021

Phase I Environmental Reports (see Note 1)	Various

Seismic Reports (see Note 1)	Various

Property Insurance Review Report	29 December 2021

Note:

1.	The indicated Source Document(s) that were provided by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	Appraisal Report
County	Appraisal Report
MSA	Appraisal Report or Underwriter’s Summary Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Date Acquired	Underwriter’s Summary Report
Property Manager	Underwriter’s Summary Report
Ownership Interest (see Note 9)	Pro Forma Title Policy
Regular Unit Mix (Available Units)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Available Units)	Underwriter’s Summary Report
Parking Unit Mix (Available Units)	Underwriter’s Summary Report
Other Unit Mix (Available Units)	Underwriter’s Summary Report
Total Unit Mix (Available Units)	Underwriter’s Summary Report
Regular Unit Mix (Available SF)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Available SF)	Underwriter’s Summary Report
Parking Unit Mix (Available SF)	Underwriter’s Summary Report
Other Unit Mix (Available SF)	Underwriter’s Summary Report
Total Unit Mix (Available SF)	Underwriter’s Summary Report
Regular Unit Mix (Occupied Units)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Occupied Units)	Underwriter’s Summary Report
Parking Unit Mix (Occupied Units)	Underwriter’s Summary Report
Other Unit Mix (Occupied Units)	Underwriter’s Summary Report
Total Unit Mix (Occupied Units)	Underwriter’s Summary Report
Regular Unit Mix (Occupied SF)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Occupied SF)	Underwriter’s Summary Report
Parking Unit Mix (Occupied SF)	Underwriter’s Summary Report
Other Unit Mix (Occupied SF)	Underwriter’s Summary Report
Total Unit Mix (Occupied SF)	Underwriter’s Summary Report
UW Occupancy (based on Units)	Underwriter’s Summary Report
UW Occupancy (based on SF)	Underwriter’s Summary Report
Occupancy Date (see Note 2)	Underwriter’s Summary Report
2019 Average Occupancy	Underwriter’s Summary Report
2020 Average Occupancy	Underwriter’s Summary Report
October 2021 TTM Average Occupancy	Underwriter’s Summary Report
October 2021 T6 Average Occupancy	Underwriter’s Summary Report
October 2021 T3 Average Occupancy	Underwriter’s Summary Report

Third Party Information:

Exhibit 2 to Attachment A Page 2 of 7

Characteristic	Source Document(s)

Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Engineering Report Provider	PCA Matrix
Engineering Report Date	PCA Matrix
Environmental Report Date	ESA Matrix or Phase I Environmental Report
Phase II Required?	ESA Matrix or Phase I Environmental Report
Seismic Zone	PCA Matrix
PML % (see Note 3)	Seismic Report

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2019 In-Place Rental Income	Underwriter’s Summary Report
2020 In-Place Rental Income	Underwriter’s Summary Report
October 2021 TTM In-Place Rental Income	Underwriter’s Summary Report
2022 Budget In-Place Rental Income	Underwriter’s Summary Report
UW In-Place Rental Income	Underwriter’s Summary Report
2019 Rental Discounts	Underwriter’s Summary Report
2020 Rental Discounts	Underwriter’s Summary Report
October 2021 TTM Rental Discounts	Underwriter’s Summary Report
2022 Budget Rental Discounts	Underwriter’s Summary Report
UW Rental Discounts	Underwriter’s Summary Report
2019 Bad Debt	Underwriter’s Summary Report
2020 Bad Debt	Underwriter’s Summary Report
October 2021 TTM Bad Debt	Underwriter’s Summary Report
2022 Budget Bad Debt	Underwriter’s Summary Report
UW Bad Debt	Underwriter’s Summary Report
2019 Late Fees/Admin Fees/Other Income	Underwriter’s Summary Report
2020 Late Fees/Admin Fees/Other Income	Underwriter’s Summary Report
October 2021 TTM Late Fees/Admin Fees/Other Income	Underwriter’s Summary Report
2022 Budget Late Fees/Admin Fees/Other Income	Underwriter’s Summary Report
UW Late Fees/Admin Fees/Other Income	Underwriter’s Summary Report
2019 Merchandise	Underwriter’s Summary Report
2020 Merchandise	Underwriter’s Summary Report
October 2021 TTM Merchandise	Underwriter’s Summary Report
2022 Budget Merchandise	Underwriter’s Summary Report
UW Merchandise	Underwriter’s Summary Report
2019 Tenant Insurance	Underwriter’s Summary Report
2020 Tenant Insurance	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

October 2021 TTM Tenant Insurance	Underwriter’s Summary Report
2022 Budget Tenant Insurance	Underwriter’s Summary Report
UW Tenant Insurance	Underwriter’s Summary Report
2019 EGI	Underwriter’s Summary Report
2020 EGI	Underwriter’s Summary Report
October 2021 TTM EGI	Underwriter’s Summary Report
2022 Budget EGI	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
2019 Management Fee	Underwriter’s Summary Report
2020 Management Fee	Underwriter’s Summary Report
October 2021 TTM Management Fee	Underwriter’s Summary Report
2022 Budget Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2019 On Site Payroll	Underwriter’s Summary Report
2020 On Site Payroll	Underwriter’s Summary Report
October 2021 TTM On Site Payroll	Underwriter’s Summary Report
2022 Budget On Site Payroll	Underwriter’s Summary Report
UW On Site Payroll	Underwriter’s Summary Report
2019 Electric, Gas & Water	Underwriter’s Summary Report
2020 Electric, Gas & Water	Underwriter’s Summary Report
October 2021 TTM Electric, Gas & Water	Underwriter’s Summary Report
2022 Budget Electric, Gas & Water	Underwriter’s Summary Report
UW Electric, Gas & Water	Underwriter’s Summary Report
2019 Credit Card & Bank Fees	Underwriter’s Summary Report
2020 Credit Card & Bank Fees	Underwriter’s Summary Report
October 2021 TTM Credit Card & Bank Fees	Underwriter’s Summary Report
2022 Budget Credit Card & Bank Fees	Underwriter’s Summary Report
UW Credit Card & Bank Fees	Underwriter’s Summary Report
2019 Repairs & Maintenance	Underwriter’s Summary Report
2020 Repairs & Maintenance	Underwriter’s Summary Report
October 2021 TTM Repairs & Maintenance	Underwriter’s Summary Report
2022 Budget Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
2019 Telephone & Internet	Underwriter’s Summary Report
2020 Telephone & Internet	Underwriter’s Summary Report
October 2021 TTM Telephone & Internet	Underwriter’s Summary Report
2022 Budget Telephone & Internet	Underwriter’s Summary Report
UW Telephone & Internet	Underwriter’s Summary Report
2019 Software	Underwriter’s Summary Report
2020 Software	Underwriter’s Summary Report
October 2021 TTM Software	Underwriter’s Summary Report
2022 Budget Software	Underwriter’s Summary Report
UW Software	Underwriter’s Summary Report
2019 Pest Control / Trash Removal / Landscaping	Underwriter’s Summary Report
2020 Pest Control / Trash Removal / Landscaping	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

October 2021 TTM Pest Control / Trash Removal / Landscaping	Underwriter’s Summary Report
2022 Budget Pest Control / Trash Removal / Landscaping	Underwriter’s Summary Report
UW Pest Control / Trash Removal / Landscaping	Underwriter’s Summary Report
2019 Advertising	Underwriter’s Summary Report
2020 Advertising	Underwriter’s Summary Report
October 2021 TTM Advertising	Underwriter’s Summary Report
2022 Budget Advertising	Underwriter’s Summary Report
UW Advertising	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
2020 Insurance	Underwriter’s Summary Report
October 2021 TTM Insurance	Underwriter’s Summary Report
2022 Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2019 Real Estate Taxes	Underwriter’s Summary Report
2020 Real Estate Taxes	Underwriter’s Summary Report
October 2021 TTM Real Estate Taxes	Underwriter’s Summary Report
2022 Budget Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
2019 Other	Underwriter’s Summary Report
2020 Other	Underwriter’s Summary Report
October 2021 TTM Other	Underwriter’s Summary Report
2022 Budget Other	Underwriter’s Summary Report
UW Other	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2020 Total Expenses	Underwriter’s Summary Report
October 2021 TTM Total Expenses	Underwriter’s Summary Report
2022 Budget Total Expenses	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
2019 Net Operating Income	Underwriter’s Summary Report
2020 Net Operating Income	Underwriter’s Summary Report
October 2021 TTM Net Operating Income	Underwriter’s Summary Report
2022 Budget Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
2019 Replacement Reserves	Underwriter’s Summary Report
2020 Replacement Reserves	Underwriter’s Summary Report
October 2021 TTM Replacement Reserves	Underwriter’s Summary Report
2022 Budget Replacement Reserves	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
2019 Net Cash Flow	Underwriter’s Summary Report
2020 Net Cash Flow	Underwriter’s Summary Report
October 2021 TTM Net Cash Flow	Underwriter’s Summary Report
2022 Budget Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 7

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Ongoing Tax Escrow Monthly	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Cap Ex Escrow	Mortgage Loan Agreement
Ongoing Cap Ex Escrow Monthly	Mortgage Loan Agreement
Cap Ex Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance	Mortgage Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Origination Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period - Late Payment (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period - Event of Default (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Floating Rate Component Extensions (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 6)	Mortgage Loan Agreement
Cash Management Type (see Note 7)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Prepayment Provision (see Note 8)	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Borrower	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Term SOFR Cap (see Note 5)	Cap Rate Transaction Summary
Term SOFR Floor (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Term SOFR Lookback days (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Term SOFR Cap Provider (see Note 5)	Cap Rate Transaction Summary
Term SOFR Cap Provider Ratings (F/M/S)	Bloomberg Screenshot for Term SOFR Cap Provider Rating
Term SOFR Cap Expiration Date (see Note 5)	Cap Rate Transaction Summary

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Occupancy Date” characteristic, the Depositor instructed us to use the first day of the applicable month, as shown on the underwriter’s summary report Source Document.

3.	For the purpose of comparing the “PML %” characteristic, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “N/A” for the indicated characteristic.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

8.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

9.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property	Characteristic	Provided Value

Liberty - NY-52	Ownership Interest	Leasehold - PILOT

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Name
Property Sub-Pool
Administrative Fee Rate (%)
Term SOFR Rounding Methodology
Environmental Report Provider
Mortgage Loan Spread
Mezzanine Loan Margin

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.